UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Adler Value Fund

Institutional Class (ADLVX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Adler Value Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.adlervaluefund.com/fund-literature. You can also request this information by contacting us at (800) 408-4682.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adler Value Fund - Institutional Class	$66	1.25%

How did the Fund perform during the reporting period?

With U.S. job growth slowing, moderately rising U.S. unemployment, and U.S. inflation above the Federal Reserve’s 2% target, the U.S. capital markets reflected expectations for fewer federal funds rate cuts in 2026. These developments were balanced against the impact of tariff and trade policies. This competition between the level of interest rates (moderately higher for longer) and the relative strength of the U.S. economy (continued growth vs. possibility of a recession) remained a durable theme in U.S. equity markets.

For the six months ending November 30, 2025, the Fund’s performance reflected its differences with the S&P 500® Index (the "S&P 500®"). For example, the Fund owns two Megacap companies (defined by S&P as the top 50 market capitalization companies in the S&P 500®) representing 10% of the Fund’s assets. Megacap companies represent approximately 60% of the S&P 500®.

In Spring 2025, the benchmark indices declined more than the Fund. When the market rebounded, the indices rebounded from lower levels than the Fund resulting in higher percentage increases than the Fund during the six months ending November 30, 2025.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Aug-2018
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025
Adler Value Fund - Institutional Class - $18,566
S&P 500® Index - $27,131
S&P 500® Value Index - $21,888
S&P 1000® Value Index - $17,410

	Adler Value Fund - Institutional Class	S&P 500® Index	S&P 500® Value Index	S&P 1000® Value Index
Aug-2018	$10,000	$10,000	$10,000	$9,997
Nov-2018	$10,080	$9,772	$9,867	$9,302
Nov-2019	$10,975	$11,347	$11,427	$10,010
Nov-2020	$12,401	$13,327	$11,540	$9,976
Nov-2021	$15,113	$17,048	$13,936	$13,234
Nov-2022	$14,835	$15,478	$14,715	$13,548
Nov-2023	$13,822	$17,620	$16,376	$13,270
Nov-2024	$17,702	$23,592	$20,821	$17,468
Nov-2025	$18,566	$27,131	$21,888	$17,410

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 16, 2018)
Adler Value Fund - Institutional Class	4.88%	8.40%	8.86%
S&P 500® Index	15.00%	15.28%	14.67%
S&P 500® Value Index	5.13%	13.66%	11.34%
S&P 1000® Value Index	-0.40%	11.78%	7.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$4,287,142
  Number of Portfolio Holdings35
  Advisory Fee (net of waivers)$0
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.1%
Money Market Funds	12.0%
Purchased Options	0.7%
Right	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
43.3%
Health Care
15.3%
Money Market Funds
12.0%
Consumer Discretionary
10.4%
Technology
6.2%
Utilities
3.8%
Communications
3.3%
Energy
2.4%
Materials
2.2%
Purchased Options
0.7%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Purchased Options	0.7%
Materials	2.2%
Energy	2.4%
Communications	3.3%
Utilities	3.8%
Technology	6.2%
Consumer Discretionary	10.4%
Money Market Funds	12.0%
Health Care	15.3%
Financials	43.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Jackson Financial, Inc.	12.6%
Citigroup, Inc.	8.9%
Aflac, Inc.	6.4%
Charles Schwab Corporation (The)	5.9%
Alibaba Group Holding Ltd. - ADR	5.5%
Equitable Holdings, Inc.	5.2%
Coupang, Inc.	4.9%
PG&E Corporation	3.8%
Corning, Inc.	3.5%
XP, Inc. - Class A	3.4%

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.

Adler Value Fund - Institutional Class (ADLVX)

Semi-Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.adlervaluefund.com/fund-literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113025-ADLVX

Evolutionary Tree Innovators Fund

I Class Shares (INVNX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Evolutionary Tree Innovators Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://mutualfund.evolutionarytree.com/resources-materials. You can also request this information by contacting us at (833) 517-1010.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class Shares	$49	0.97%

How did the Fund perform during the reporting period?

      After ending last fiscal year with strong results, during the six months ending November 30, 2025, the Fund largely treaded water while the broader indexes had stronger results. The benchmark’s return was driven by a narrow group of companies, those perceived as “pure play” beneficiaries of the AI hardware buildout, particularly semiconductor and data center-related companies. While we have exposure to AI beneficiaries, such as the hyperscalers (Microsoft Corporation, Amazon.com, Inc., and Alphabet, Inc. - Class A), the primary driver of the relative performance was our non-participation in the more speculative parts of the AI trade, especially AI hardware. Key indexes also benefited from stock outperformance for low-quality unprofitable companies and momentum stocks, factors we avoid.

       While we do not believe the entire AI landscape is in a bubble—we are believers in the power of AI and use it internally—we do see pockets of hype and a growing risk of overinvestment in parts of the ecosystem. We are intentionally navigating away from these areas of higher risk, while staying invested in those companies we view as having sustainable growth profiles built on rational expectations. By contrast, in recent quarters, a few high-profile AI leaders (OpenAI) have committed to capex spending on AI that implies well over $1 trillion in future spending (despite comparably modest revenues). Those figures helped to push expectations of aggressive revenue growth for certain AI hardware suppliers. Recently, investors are starting to shift from embracing AI hype to focusing more on return on investment (ROI), embracing greater discipline in growth and valuation assessments. We view this as a healthy shift.

       We see a few emerging shifts that may benefit holdings over time:

            1. From Single Dominant AI Model/Ecosystem to Multiple AI Ecosystems: After the ChatGPT launch, it was assumed that the combo of OpenAI and NVIDIA would dominate. However, in recent months we are seeing the rise of alternative AI ecosystems such as Alphabet’s Gemini and Anthropic’s Claude LLMs, as well as the rise of custom AI chips.

            2. From Relying on High Performance GPU Chips to Focusing on Cost Efficiency: Early AI models were built on NVIDIA GPUs with a sole focus on performance. Today, model builders are shifting to focusing on cost efficiency-per-performance. Two standouts offer alternatives, with Alphabet’s TPU AI chips offering 30-40% cost reductions and Amazon’s Trainium and Inferentia chips offering similar cost reductions.

            3. From Investors Rewarding “AI Deals” to Investors Rewarding AI Discipline: In the early days of the AI buildout, multi-billion-dollar deals were rewarded by investors. With a growing focus on unit economics and ROI, investors are scrutinizing these deals.

       We estimate >50% of holdings are potential beneficiaries of AI, including AI tech enablers and platforms that integrate AI features. In sum, we remain grounded in owning quality, innovative businesses that are delivering strong growth in revenues and earnings.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$25,000
$20,000
$15,000
$10,000
$5,000
$0
$21,771
$11,274
Sep-2020
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025
Evolutionary Tree Innovators Fund - I Class Shares
S&P 500® Index

	Evolutionary Tree Innovators Fund - I Class Shares	S&P 500® Index
Sep-2020	$10,000	$10,000
Nov-2020	$12,440	$10,695
Nov-2021	$13,235	$13,681
Nov-2022	$6,657	$12,421
Nov-2023	$8,363	$14,140
Nov-2024	$11,470	$18,932
Nov-2025	$11,274	$21,771

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 9, 2020)
Evolutionary Tree Innovators Fund - I Class Shares	-1.71%	-1.95%	2.32%
S&P 500® Index	15.00%	15.28%	16.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$24,358,800
  Number of Portfolio Holdings27
  Advisory Fee (net of waivers)$0
  Portfolio Turnover29%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
29.2%
Consumer Discretionary
22.6%
Communications
20.1%
Health Care
11.4%
Industrials
8.0%
Financials
7.0%
Money Market Funds
1.6%
Other Assets in Excess of Liabilities
0.1%
0%
5%
10%
15%
20%
25%
30%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.6%
Financials	7.0%
Industrials	8.0%
Health Care	11.4%
Communications	20.1%
Consumer Discretionary	22.6%
Technology	29.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	9.7%
Amazon.com, Inc.	8.6%
Alphabet, Inc. - Class A	7.7%
ServiceNow, Inc.	4.9%
Shopify, Inc. - Class A	4.7%
Netflix, Inc.	4.6%
Meta Platforms, Inc. - Class A	4.3%
CACI International, Inc. - Class A	4.1%
Axon Enterprise, Inc.	3.9%
Sea Ltd. - ADR	3.8%

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.

Evolutionary Tree Innovators Fund - I Class Shares (INVNX)

Semi-Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://mutualfund.evolutionarytree.com/resources-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113025-INVNX

Evolutionary Tree Innovators Fund

A Class Shares (INVTX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Evolutionary Tree Innovators Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://mutualfund.evolutionarytree.com/resources-materials. You can also request this information by contacting us at (833) 517-1010.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$61	1.22%

How did the Fund perform during the reporting period?

      After ending last fiscal year with strong results, during the six months ending November 30, 2025, the Fund largely treaded water while the broader indexes had stronger results. The benchmark’s return was driven by a narrow group of companies, those perceived as “pure play” beneficiaries of the AI hardware buildout, particularly semiconductor and data center-related companies. While we have exposure to AI beneficiaries, such as the hyperscalers (Microsoft Corporation, Amazon.com, Inc., and Alphabet, Inc. - Class A), the primary driver of the relative performance was our non-participation in the more speculative parts of the AI trade, especially AI hardware. Key indexes also benefited from stock outperformance for low-quality unprofitable companies and momentum stocks, factors we avoid.

       While we do not believe the entire AI landscape is in a bubble—we are believers in the power of AI and use it internally—we do see pockets of hype and a growing risk of overinvestment in parts of the ecosystem. We are intentionally navigating away from these areas of higher risk, while staying invested in those companies we view as having sustainable growth profiles built on rational expectations. By contrast, in recent quarters, a few high-profile AI leaders (OpenAI) have committed to capex spending on AI that implies well over $1 trillion in future spending (despite comparably modest revenues). Those figures helped to push expectations of aggressive revenue growth for certain AI hardware suppliers. Recently, investors are starting to shift from embracing AI hype to focusing more on return on investment (ROI), embracing greater discipline in growth and valuation assessments. We view this as a healthy shift.

       We see a few emerging shifts that may benefit holdings over time:

            1. From Single Dominant AI Model/Ecosystem to Multiple AI Ecosystems: After the ChatGPT launch, it was assumed that the combo of OpenAI and NVIDIA would dominate. However, in recent months we are seeing the rise of alternative AI ecosystems such as Alphabet’s Gemini and Anthropic’s Claude LLMs, as well as the rise of custom AI chips.

            2. From Relying on High Performance GPU Chips to Focusing on Cost Efficiency: Early AI models were built on NVIDIA GPUs with a sole focus on performance. Today, model builders are shifting to focusing on cost efficiency-per-performance. Two standouts offer alternatives, with Alphabet’s TPU AI chips offering 30-40% cost reductions and Amazon’s Trainium and Inferentia chips offering similar cost reductions.

            3. From Investors Rewarding “AI Deals” to Investors Rewarding AI Discipline: In the early days of the AI buildout, multi-billion-dollar deals were rewarded by investors. With a growing focus on unit economics and ROI, investors are scrutinizing these deals.

       We estimate >50% of holdings are potential beneficiaries of AI, including AI tech enablers and platforms that integrate AI features. In sum, we remain grounded in owning quality, innovative businesses that are delivering strong growth in revenues and earnings.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment*

$20,000
$15,000
$10,000
$5,000
$0
Feb-2022
Nov-2022
Nov-2023
Nov-2024
Nov-2025
$16,558
$11,182
Evolutionary Tree Innovators Fund - A Class Shares
S&P 500® Index

	Evolutionary Tree Innovators Fund - A Class Shares	S&P 500® Index
Feb-2022	$9,427	$10,000
Nov-2022	$6,651	$9,447
Nov-2023	$8,333	$10,754
Nov-2024	$11,404	$14,399
Nov-2025	$11,182	$16,558

Average Annual Total Returns

	1 Year	Since Inception (February 28, 2022)
Evolutionary Tree Innovators Fund - A Class Shares
Without Load	-1.95%	4.65%
With Load*	-7.59%	3.02%
S&P 500® Index	15.00%	14.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$24,358,800
  Number of Portfolio Holdings27
  Advisory Fee (net of waivers)$0
  Portfolio Turnover29%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.6%
Financials	7.0%
Industrials	8.0%
Health Care	11.4%
Communications	20.1%
Consumer Discretionary	22.6%
Technology	29.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	9.7%
Amazon.com, Inc.	8.6%
Alphabet, Inc. - Class A	7.7%
ServiceNow, Inc.	4.9%
Shopify, Inc. - Class A	4.7%
Netflix, Inc.	4.6%
Meta Platforms, Inc. - Class A	4.3%
CACI International, Inc. - Class A	4.1%
Axon Enterprise, Inc.	3.9%
Sea Ltd. - ADR	3.8%

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.

Evolutionary Tree Innovators Fund - A Class Shares (INVTX)

Semi-Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://mutualfund.evolutionarytree.com/resources-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113025-INVTX

Wavelength Fund

(WAVLX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

The Wavelength Fund seeks to generate attractive total returns in fixed income markets using a systematic, factor-based approach that applies to quantitative tools to process fundamental market and economic information.

This semi-annual shareholder report contains important information about Wavelength Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.wavelengthfunds.com/fund-resources. You can also request this information by contacting us at (866) 896-9292. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wavelength Fund	$51	0.99%

How did the Fund perform during the reporting period?

During the six months ended November 30, 2025, the Fund generated strong positive results and outperformed the Bloomberg U.S. Aggregate Bond Index. The Fund effectively navigated changes to the economic and policy environment, producing profits across fixed income markets, including U.S. Treasuries, inflation-linked bonds, emerging market debt, convertible bonds, and corporate credit. The Fund's use of its current investment strategies did not cause performance to materially deviate from the manager's expectations, given the uncertainty of the markets and the underlying factors driving them over the period.

How has the Fund performed over the last ten years?

Over the last ten years, the Fund has generated positive results and outperformed the Bloomberg U.S. Aggregate Bond Index. While volatility has increased in markets over the period, the Fund has targeted a similar level of volatility as the Bloomberg U.S. Aggregate Bond Index and generated a differentiated return for investors over the economic cycle.

Total Return Based on $10,000 Investment

Wavelength Fund
Bloomberg U.S. Aggregate Bond Index
S&P/BGCantor 0-3 Month U.S. Treasury Bill Index
$16k
$14k
$12k
$10k
$15,062
$12,369
$12,178
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	Wavelength Fund	Bloomberg U.S. Aggregate Bond Index	S&P/BGCantor 0-3 Month U.S. Treasury Bill Index
Nov-2015	$10,000	$10,000	$10,000
Nov-2016	$10,483	$10,217	$10,024
Nov-2017	$11,133	$10,546	$10,100
Nov-2018	$11,112	$10,404	$10,275
Nov-2019	$12,329	$11,527	$10,508
Nov-2020	$13,285	$12,366	$10,579
Nov-2021	$13,606	$12,224	$10,584
Nov-2022	$12,270	$10,654	$10,709
Nov-2023	$12,611	$10,780	$11,247
Nov-2024	$14,007	$11,521	$11,854
Nov-2025	$15,062	$12,178	$12,369

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Wavelength Fund	7.53%	2.54%	4.18%
Bloomberg U.S. Aggregate Bond Index	5.70%	-0.31%	1.99%
S&P/BGCantor 0-3 Month U.S. Treasury Bill Index	4.35%	3.18%	2.15%

Fund Statistics

  Net Assets$102,377,421
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$305,712
  Portfolio Turnover14%

Past performance does not guarantee future results. Call (866) 896-9292 or visit https://www.wavelengthfunds.com/fund-resources for current month-end performance.

Asset Weighting (% of total investments exposure)

Value	Value
Collateral for Securities Loaned	17.9%
Commodities Futures	1.2%
Exchange-Traded Funds	48.4%
Index Futures	3.8%
Money Market Funds	6.4%
Treasury Futures	22.3%

What did the Fund invest in?

The Fund invested in a wide range of markets using predominantly exchange-traded funds and futures instruments.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Mortgage-Backed Securities ETF	11.4%
Invesco Senior Loan ETF	10.4%
State Street SPDR Bloomberg Short-Term High Yield Bond ETF	10.2%
Vanguard Short-Term Inflation-Protected Securities ETF	9.9%
iShares Broad USD High Yield Corporate Bond ETF	7.4%
iShares TIPS Bond ETF	6.3%
VanEck J.P. Morgan EM Local Currency Bond ETF	6.3%
State Street SPDR Bloomberg Convertible Securities ETF	5.1%
VanEck Emerging Markets High Yield Bond ETF	4.7%
iShares National Muni Bond ETF	3.7%

Material Fund Changes

Effective July 31, 2025, the Fund changed its distribution frequency from quarterly to monthly and reduced the minimum initial investment from $10,000 for regular accounts to $2,500 for regular accounts.

Change In Or Disagreements With Accountants

During the period ended November 30, 2025, there were no changes in or disagreements with accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (866) 896-9292.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.wavelengthfunds.com/fund-resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Available at the following firms:

Wavelength Fund (WAVLX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-WAVLX

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant’s schedule of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Institutional Class (ADLVX)

SEMI-ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION
November 30, 2025
(Unaudited)

Managed by
Adler Asset Management, LLC

For information or assistance in opening an account,
please call toll-free 1-800-408-4682.

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)
COMMON STOCKS — 86.7%	Shares	Value
Communications — 3.3%
Cable & Satellite — 0.8%
Comcast Corporation - Class A	600	$16,014
Optimum Communications, Inc. - Class A (a)	9,000	17,100
		33,114
Interactive Media & Services — 2.5%
Netflix, Inc. (a)	1,000	107,580

Consumer Discretionary — 10.4%
E-Commerce Discretionary — 10.4%
Alibaba Group Holding Ltd. - ADR	1,500	235,950
Coupang, Inc. (a)	7,500	211,200
		447,150
Energy — 2.4%
Oil & Gas Services & Equipment — 2.4%
SLB Ltd.	2,900	105,096

Financials — 43.1%
Banking — 9.6%
Citigroup, Inc.	3,700	383,320
Citizens Financial Group, Inc.	500	27,050
		410,370
Broker-Dealers — 9.3%
Charles Schwab Corporation (The)	2,700	250,371
XP, Inc. - Class A	7,415	146,150
		396,521
Insurance — 24.2%
Aflac, Inc.	2,500	275,775
Equitable Holdings, Inc.	4,800	224,112
Jackson Financial, Inc. - Class A	5,500	539,055
		1,038,942
Health Care — 15.3%
Biotech & Pharma — 6.8%
Bayer AG - ADR	5,250	46,226
Novo Nordisk A/S - ADR	2,300	113,505
Viatris, Inc.	12,435	132,930
		292,661
Health Care Facilities & Services — 2.6%
Cigna Group (The)	400	110,912

1

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 86.7% (Continued)	Shares	Value
Health Care — 15.3% (Continued)
Medical Equipment & Devices — 5.9%
Becton, Dickinson and Company	600	$116,412
Medtronic plc	1,300	136,929
		253,341
Materials — 2.2%
Containers & Packaging — 2.2%
O-I Glass, Inc. (a)	6,900	93,012

Technology — 6.2%
Software — 2.7%
Salesforce, Inc.	500	115,270

Technology & Electronics — 3.5%
Corning, Inc.	1,800	151,560

Utilities — 3.8%
Electric Utilities — 3.8%
PG&E Corporation	10,000	161,200

Total Common Stocks (Cost $2,524,678)		$3,716,729

RIGHT — 0.2%	Shares	Value
Financials — 0.2%
Asset Management — 0.2%
Sycamore Partners, LLC (Cost $0)	13,000	$6,890

2

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
PURCHASED OPTION			Notional
CONTRACTS — 0.7%	Strike Price	Contracts*	Value	Value
Call Option Contracts — 0.7%
Amcor plc, 12/19/25	$9.00	30	$25,560	$210
Amcor plc, 12/19/25	10.00	26	22,152	78
Coupang, Inc., 06/18/26	30.00	10	28,160	2,500
PG&E Corporation, 01/16/26	17.00	25	40,300	875
PG&E Corporation, 03/20/26	15.00	10	16,120	1,820
PG&E Corporation, 06/18/26 .	15.00	30	48,360	6,915
SLB Ltd., 01/16/26	35.00	5	18,120	1,190
SLB Ltd., 03/20/26	32.50	5	18,120	2,465
Viatris, Inc., 01/15/27	10.00	13	13,897	2,632
XP, Inc. - Class A, 01/16/26	15.00	25	49,275	12,625
Total Purchased Option Contracts (Cost $28,828)			$280,064	$31,310

MONEY MARKET FUNDS — 12.0%	Shares	Value
Federated Hermes Treasury Obligations Fund - Service Shares, 3.63% (b)(c) (Cost $513,556)	513,556	$513,556

Investments at Value — 99.6% (Cost $3,067,062)		$4,268,485

Other Assets in Excess of Liabilities — 0.4%		18,657

Net Assets — 100.0%		$4,287,142

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of November 30, 2025.

(c)	A portion of this security is held as collateral in a segregated account. The total value of the securities held as collateral as of November 30, 2025 was $100,145.

*	Each option contract has a multiplier of 100 shares.

A/S - Aktieselskab

ADR - American Depositary Receipt

AG - Aktiengesellschaft

plc - Public Limited Company

See accompanying notes to financial statements.

3

ADLER VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2025 (Unaudited)
ASSETS
Investments in securities:
At cost	$3,067,062
At value (Note 2)	$4,268,485
Receivable from Adviser (Note 4)	12,223
Dividends receivable	6,301
Tax reclaims receivable	172
Other assets	13,336
Total assets	4,300,517

LIABILITIES
Payable to administrator (Note 4)	8,427
Other accrued expenses	4,948
Total liabilities	13,375

CONTINGENCIES AND COMMITMENTS (Note 7)	—
NET ASSETS	$4,287,142

NET ASSETS CONSIST OF:
Paid-in capital	$3,133,216
Accumulated earnings	1,153,926
NET ASSETS	$4,287,142

PRICING OF INSTITUTIONAL SHARES (Note 2)
Net assets applicable to Institutional Shares	$4,287,142
Shares of Institutional Shares outstanding (no par value, unlimited number of shares authorized)	140,155
Net asset value, offering and redemption price per share (Note 2)	$30.59

See accompanying notes to financial statements.

4

ADLER VALUE FUND
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2025 (Unaudited)
INVESTMENT INCOME
Dividends	$46,854
Foreign withholding tax on dividends	(429)
Total investment income	46,425

EXPENSES
Administration fees (Note 4)	20,958
Management fees (Note 4)	20,826
Fund accounting fees (Note 4)	17,695
Legal fees	12,827
Trustees’ fees and expenses (Note 4)	11,060
Audit and tax services fees	9,320
Transfer agent fees (Note 4)	6,993
Registration and filing fees	6,205
Compliance fees (Note 4)	6,000
Shareholder reporting expenses	5,225
Custodian and bank service fees	4,738
Insurance expense	1,366
Postage and supplies	848
Other expenses	4,541
Total expenses	128,602
Less fee reductions and expense reimbursements by the Adviser (Note 4) ...	(102,569)
Net expenses	26,033

NET INVESTMENT INCOME	20,392

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments transactions	(23,187)
Net change in unrealized appreciation (depreciation) on investments	361,065
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	337,878

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$358,270

See accompanying notes to financial statements.

5

ADLER VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended
	November 30,	Year Ended
	2025	May 31,
	(Unaudited)	2025
FROM OPERATIONS
Net investment income	$20,392	$48,760
Net realized gains (losses) from investment transactions	(23,187)	229,049
Net change in unrealized appreciation (depreciation) on investments	361,065	6,951
Net increase in net assets resulting from operations	358,270	284,760

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)
Institutional Shares	—	(54,003)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	24,200	32,550
Net asset value of shares issued in reinvestment of distributions to shareholders	—	48,630
Payments for shares redeemed	(14,251)	(100,645)
Net increase (decrease) in Institutional Shares net assets from capital share transactions	9,949	(19,465)

TOTAL INCREASE IN NET ASSETS	368,219	211,292

NET ASSETS
Beginning of period	3,918,923	3,707,631
End of period	$4,287,142	$3,918,923

CAPITAL SHARES ACTIVITY
Institutional Shares
Shares sold	811	1,161
Shares reinvested	—	1,772
Shares redeemed	(501)	(3,609)
Net increase (decrease) in shares outstanding	310	(676)
Shares outstanding, beginning of period	139,845	140,521
Shares outstanding, end of period	140,155	139,845

See accompanying notes to financial statements.

6

ADLER VALUE FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	Nov. 30,		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	2025		May 31,	May 31,	May 31,	May 31,		May 31,
	(Unaudited)		2025	2024	2023	2022		2021
Net asset value at beginning of period	$28.02		$26.38	$22.32	$27.70	$30.50		$19.82
Income (loss) from investment operations:
Net investment income (a)	0.15		0.35	0.40	0.31	0.95	(b)	0.07
Net realized and unrealised gains (losses) on investments	2.42		1.68	3.96	(4.03)	(0.40)		10.92
Total from investment operations	2.57		2.03	4.36	(3.72)	(1.35)		10.99
Less distributions from:
Net investment income	—		(0.39)	(0.30)	—	(2.30)		(0.31)
Net realized gains	—		—	—	(1.66)	(0.10)		—
Total distributions	—		(0.39)	(0.30)	(1.66)	(2.40)		(0.31)
Net asset value at end of period	$30.59		$28.02	$26.38	$22.32	$26.75		$30.50
Total return (c)	9.17	% (d)	7.72%	19.59%	(13.84%)	(1.64%)		55.78%
Net assets at end of period (000’s)	$4,287		$3,919	$3,708	$3,651	$4,202		$3,795
Ratios/supplementary data:
Ratio of total expenses to average net assets	6.17	% (e)	6.41%	6.15%	5.88%	5.65%		8.42%
Ratio of net expenses to average net assets (f)	1.25	% (e)	1.25%	1.25%	1.25%	1.25%		1.25%
Ratio of net investment income to average net assets (f)	0.98	% (e)	1.26%	1.66%	1.25%	3.23	% (b)	0.27%
Portfolio turnover rate	7	% (d)	22%	31%	23%	45%		0	% (g)

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(b)	During the year ended May 31, 2022, the Fund received a large special dividend distribution from Meredith Corporation. Had the Fund not received this special dividend distribution, the net investment income per share and ratio of net investment income to average net assets would have been $0.82 and 2.79% lower, respectively.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after management fee reductions and expense reimbursements (Note 4).

(g)	Percentage rounds to less than 1%.

See accompanying notes to financial statements.

7

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)

1.	Organization

Adler Value Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek to achieve long-term growth of capital.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $2,500 initial investment for all accounts, except for an IRA for which the minimum initial investment is $1,000).

2.	Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment reporting – Adler Asset Management, LLC, the Fund’s investment adviser, (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

New accounting pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management does not believe there will be any impact on the Fund’s financial statements.

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund generally values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Option contracts are valued at the closing price on the exchanges on which they are primarily traded; if no closing price is available at the time

9

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. Investments representing shares of money market funds and other open-end investment companies not traded on an exchange are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see next page). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,716,729	$—	$—	$3,716,729
Right	—	—	6,890	6,890
Purchased Option Contracts	9,138	22,172	—	31,310
Money Market Funds	513,556	—	—	513,556
Total	$4,239,423	$22,172	$6,890	$4,268,485

10

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type.

The following is a reconciliation of Level 3 instruments held in the Fund for which significant unobservable inputs were used to determine fair value for the six months ended November 30, 2025:

				Net changes
				in unrealized	Value as of
Investments in	Value as of			appreciation	November 30,
Securities	May, 31, 2025	Purchases	Sales	(depreciation)	2025
Right	$—	$—	$—	$6,890	$6,890
Total	$—	$—	$—	$6,890	$6,890

The total change in unrealized appreciation (depreciation) included in the Fund attributable to Level 3 investments still held as of November 30, 2025, was $6,890.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Designee in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 instruments:

					Impact to
	Fair Value as of				Valuation from
Investments in	November 30,	Valuation	Unobservable		an Increase in
Securities	2025	Technique	Input	Value/Range	Input*
Right	$6,890	Adjusted trade price	Discount Factor	100%	N/A

*	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

11

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income and realized capital gains, if any, are declared and paid annually to shareholders. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

For the periods ended November 30, 2025 and May 31, 2025, the tax character of distributions paid to shareholders was as follows:

Periods	Ordinary	Long-Term	Total
Ended	Income	Capital Gains	Distributions
11/30/2025	$—	$—	$—
5/31/2025	$54,003	$—	$54,003

Purchased option contracts – The Fund may use option contracts in any manner consistent with its investment objectives and as long as its use is consistent with relevant provisions of the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund may use options for speculative purposes as well as for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which the Fund invests. When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus the commission) paid by the Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options which expire are treated as realized losses. Premiums paid in the purchase of call options which are exercised increase the cost of the security purchased. Premiums paid in the purchase of put options which are exercised decrease the proceeds used to calculate the realized capital gain or loss on the sale of the security.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

12

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year amounts equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2025:

Tax cost of investments	$3,072,921
Gross unrealized appreciation	$1,150,449
Gross unrealized depreciation	(312,980)
Net unrealized appreciation	837,469
Undistributed ordinary income	39,856
Accumulated capital and other losses	(81,669)
Distributable earnings	$795,656

As of May 31, 2025, the Fund had short-term capital loss carryforwards (“CLCFs”) of $81,669 for federal income tax purposes. These CLCFs, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any.

The federal tax cost, unrealized appreciation (depreciation) as of November 30, 2025 is as follows:

Tax cost of investments	$3,067,065
Gross unrealized appreciation	1,468,183
Gross unrealized depreciation	(266,763)
Net unrealized appreciation	$1,201,420

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statement of Operations. During the six months ended November 30, 2025, the Fund did not incur any interest or penalties.

13

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

3.	Investment Transactions

During the six months ended November 30, 2025, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $324,166 and $238,185, respectively.

4.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed, until December 1, 2026, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.25% of the Fund’s average daily net assets of the Institutional Class shares. Accordingly, during the six months ended November 30, 2025, the Adviser did not collect any of its management fees in the amount of $20,826 and reimbursed other operating expenses totaling $81,743.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s total annual operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of November 30, 2025, the Adviser may seek recoupment of management fee reductions and expense reimbursements no later than the dates as stated below:

May 31, 2026	$91,541
May 31, 2027	190,955
May 31, 2028	199,516
November 30, 2028	102,569
Total	$584,581

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

14

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of November 30, 2025, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% Ownership
David R. Adler	74%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

15

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

5.	Derivative Transactions

The location on the Statement of Assets and Liabilities of the derivative positions of the Fund are as follows:

Average
Monthly
Notional Value
During the Six
			Fair Value		Months Ended
Type of			Asset	Liability	November 30,
Derivative	Risk	Location	Derivatives	Derivatives	2025*
Equity call options purchased	Equity	Investments in securities at value	$31,310	$—	$402,285

*	The average monthly notional value generally represents the Fund’s derivative activity throughout the period.

Realized and unrealized gains and losses associated with transactions in derivative instruments for the Fund during the six months ended November 30, 2025 are recorded in the following locations on the Statement of Operations:

					Change in
					Unrealized
Type of			Realized		Appreciation
Derivative	Risk	Location	Gains	Location	(Depreciation)
Equity call options purchased	Equity	Net realized losses on investment transactions	$7,191	Net change in unrealized appreciation (depreciation) on investments	$(3,162)

6.	Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of November 30, 2025, the Fund had 43.3% of the value of its net assets invested in securities within the Financials sector.

16

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

7.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations, warranties, and general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

17

ADLER VALUE FUND
ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

18

EVOLUTIONARY TREE INNOVATORS FUND

I Class Shares (INVNX)
A Class Shares (INVTX)

Semi-Annual Financial Statements
and Additional Information

November 30, 2025
(Unaudited)

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)
COMMON STOCKS — 98.3%	Shares	Value
Communications — 20.1%
Digital Media — 12.0%
Alphabet, Inc. - Class A	5,825	$1,865,048
Meta Platforms, Inc. - Class A	1,610	1,043,200
		2,908,248
Entertainment — 8.1%
Netflix, Inc. (a)	10,450	1,124,211
Roblox Corporation - Class A (a)	8,965	851,944
		1,976,155
Consumer Discretionary — 22.6%
E-Commerce — 20.1%
Amazon.com, Inc. (a)	8,975	2,093,149
MercadoLibre, Inc. (a)	350	725,123
Sea Ltd. - ADR (a)	6,665	926,502
Shopify, Inc. - Class A (a)	7,245	1,149,347
		4,894,121
Leisure & Travel Services — 2.5%
Viking Holdings Ltd. (a)	9,300	621,054

Financials — 7.0%
Financial Services — 7.0%
Affirm Holdings, Inc. - Class A (a)	8,475	601,301
Tradeweb Markets, Inc. - Class A	5,542	603,302
Visa, Inc. - Class A	1,498	500,991
		1,705,594
Health Care — 11.4%
Biotechnology — 3.8%
Krystal Biotech, Inc. (a)	4,240	924,320

Medical Technology — 4.9%
Intuitive Surgical, Inc. (a)	829	475,415
PROCEPT BioRobotics Corporation (a)	22,651	717,584
		1,192,999
Pharmaceuticals — 2.7%
Ascendis Pharma A/S - ADR (a)	3,128	664,168

1

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.3% (Continued)	Shares	Value
Industrials — 8.0%
Defense IT & Services — 8.0%
Axon Enterprise, Inc. (a)	1,762	$951,727
CACI International, Inc. - Class A (a)	1,605	990,445
		1,942,172
Technology — 29.2%
Application Software — 12.5%
Atlassian Corporation - Class A (a)	4,775	713,958
Cellebrite DI Ltd. (a)	26,600	448,476
ServiceNow, Inc. (a)	1,477	1,199,930
Synopsys, Inc. (a)	1,630	681,356
		3,043,720
Infrastructure Software — 9.7%
Microsoft Corporation	4,790	2,356,728

IT Security — 7.0%
CyberArk Software Ltd. (a)	1,480	678,713
Rubrik, Inc. - Class A (a)	8,635	598,578
Zscaler, Inc. (a)	1,695	426,293
		1,703,584

Total Common Stocks (Cost $17,050,993)		$23,932,863

2

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 1.6%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.91% (b) (Cost $390,756)	390,756	$390,756

Investments at Value — 99.9% (Cost $17,441,749)		$24,323,619

Other Assets in Excess of Liabilities — 0.1%		35,181

Net Assets — 100.0%		$24,358,800

A/S - Aktieselskab

ADR - American Depositary Receipt

(a) Non-income producing security.

(b) The rate shown is the 7-day effective yield as of November 30, 2025.

See accompanying notes to financial statements.

3

EVOLUTIONARY TREE INNOVATORS FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2025 (Unaudited)
ASSETS
Investments in securities:
At cost	$17,441,749
At value (Note 2)	$24,323,619
Receivable for capital shares sold	6,475
Receivable from Adviser (Note 4)	6,477
Dividends receivable	6,988
Other assets	33,353
Total assets	24,376,912

LIABILITIES
Payable to administrator (Note 4)	10,773
Accrued distribution fees (Note 4)	1,316
Other accrued expenses	6,023
Total liabilities	18,112
CONTINGENCIES AND COMMITMENTS (NOTE 6)	—
NET ASSETS	$24,358,800

NET ASSETS CONSIST OF:
Paid-in capital	$25,600,998
Accumulated deficit	(1,242,198)
NET ASSETS	$24,358,800

NET ASSET VALUE PER SHARE:
I CLASS SHARES
Net assets applicable to I Class Shares	$21,229,888
I Class Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	970,073
Net asset value, offering price and redemption price per share (Note 2)	$21.88

A CLASS SHARES
Net assets applicable to A Class Shares	$3,128,912
A Class Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	144,357
Net asset value and redemption price per share (Note 2)	$21.67
Maximum sales charge
Maximum offering price per share (Note 2)	$22.99

See accompanying notes to financial statements.

4

EVOLUTIONARY TREE INNOVATORS FUND
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2025 (Unaudited)
INVESTMENT INCOME
Dividends	$27,493
Foreign withholding tax on dividends	(112)
Total investment income	$27,381

EXPENSES
Management fees (Note 4)	100,599
Registration and filing fees - I Class Shares	13,819
Registration and filing fees - A Class Shares	10,791
Fund accounting fees (Note 4)	22,679
Administration fees (Note 4)	21,834
Transfer agent fees - I Class Shares (Note 4)	9,525
Transfer agent fees - A Class Shares (Note 4)	7,144
Legal fees	12,827
Trustees’ fees and expenses (Note 4)	11,058
Audit and tax services fees	9,470
Compliance fees (Note 4)	6,000
Shareholder reporting expenses	5,101
Postage and supplies	3,915
Distribution fees - A Class Shares (Note 4)	3,769
Custodian and bank service fees	3,672
Insurance expense	1,406
Other expenses	9,569
Total expenses	253,178
Less fee reductions by the Adviser (Note 4)	(127,432)
Net expenses	125,746

NET INVESTMENT LOSS	(98,365)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investment transactions	1,653,025
Net change in unrealized appreciation (depreciation) on investments	(1,392,622)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	260,403

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$162,038

See accompanying notes to financial statements.

5

EVOLUTIONARY TREE INNOVATORS FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended
	November 30,	Year Ended
	2025	May 31,
	(Unaudited)	2025
FROM OPERATIONS
Net investment loss	$(98,365)	$(236,954)
Net realized gains from investment transactions	1,653,025	4,504,937
Net change in unrealized appreciation (depreciation) on investments	(1,392,622)	2,156,692
Net increase in net assets resulting from operations	162,038	6,424,675

CAPITAL SHARE TRANSACTIONS
I Class Shares
Proceeds from shares sold	616,869	2,294,360
Payments for shares redeemed	(967,434)	(11,277,957)
Net decrease in I Class Shares net assets from capital share transactions	(350,565)	(8,983,597)

A Class Shares
Proceeds from shares sold	743,810	923,094
Payments for shares redeemed	(463,446)	(1,958,013)
Net increase (decrease) in A Class Shares net assets from capital share transactions	280,364	(1,034,919)

TOTAL INCREASE (DECREASE) IN NET ASSETS	91,837	(3,593,841)

NET ASSETS
Beginning of period	24,266,963	27,860,804
End of period	$24,358,800	$24,266,963

CAPITAL SHARES ACTIVITY
I Class Shares
Shares sold	27,386	111,874
Shares redeemed	(42,893)	(533,069)
Net decrease in shares outstanding	(15,507)	(421,195)
Shares outstanding, beginning of period	985,580	1,406,775
Shares outstanding, end of period	970,073	985,580

A Class Shares
Shares sold	33,440	47,086
Shares redeemed	(20,816)	(94,193)
Net increase (decrease) in shares outstanding	12,624	(47,107)
Shares outstanding, beginning of period	131,733	178,840
Shares outstanding, end of period	144,357	131,733

See accompanying notes to financial statements.

6

EVOLUTIONARY TREE INNOVATORS FUND
I CLASS SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	November 30,		Year Ended		Year Ended	Year Ended	Year Ended		Period Ended
	2025		May 31,		May 31,	May 31,	May 31,		May 31,
	(Unaudited)		2025		2024	2023	2022		2021 (a)
Net asset value at beginning of period	$21.74		$17.58		$14.83	$13.32	$25.46		$20.00
Income (loss) from investment operations:
Net investment loss (b)	(0.09)		(0.15)		(0.12)	(0.09)	(0.24)		(0.18)
Net realized and unrealized gains (losses) on investments	0.23		4.31		2.87	1.60	(11.18)		5.64
Total from investment operations	0.14		4.16		2.75	1.51	(11.42)		5.46
Less distributions from:
Net realized gains	—		—		—	—	(0.72)		—
Net asset value at end of period	$21.88		$21.74		$17.58	$14.83	$13.32		$25.46
Total return (c)	0.64	% (d)	23.66%		18.54%	11.34%	(46.09%)		27.30	% (d)
Net assets at end of period (000’s)	$21,230		$21,427		$24,735	$19,711	$11,472		$27,923
Ratios/supplementary data:
Ratio of total expenses to average net assets	1.87	% (e)	1.66%		1.77%	2.08%	1.59%		1.65	% (e)
Ratio of net expenses to average net assets (f)	0.97	% (e)	0.97	% (g)	0.97%	0.97%	1.00	%(g)	0.97	% (e)
Ratio of net investment loss to average net assets (f)	(0.75	%) (e)	(0.75%)		(0.73%)	(0.66%)	(0.99%)		(0.97	%) (e)
Portfolio turnover rate	29	% (d)	38%		57%	84%	169%		33	% (d)

(a)	Represents the period from the commencement of operations (September 9, 2020) through May 31, 2021.

(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced fees and/ or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

(g)	Includes 0.00%(h) and 0.03% of borrowing costs for fiscal years ended May 31, 2025 and May 31, 2022, respectively (Note 5).

(h)	Rounds to less than 0.01%.

See accompanying notes to financial statements.

7

EVOLUTIONARY TREE INNOVATORS FUND
A CLASS SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	November 30,		Year Ended		Year Ended	Year Ended	Period Ended
	2025		May 31,		May 31,	May 31,	May 31,
	(Unaudited)		2025		2024	2023	2022 (a)
Net asset value at beginning of period	$21.56		$17.48		$14.78	$13.31	$18.27
Income (loss) from investment operations:
Net investment loss (b)	(0.11)		(0.20)		(0.16)	(0.12)	(0.05)
Net realized and unrealized gains (losses) on investments	0.22		4.28		2.86	1.59	(4.91)
Total from investment operations	0.11		4.08		2.70	1.47	(4.96)
Net asset value at end of period	$21.67		$21.56		$17.48	$14.78	$13.31
Total return (c)	0.51	% (d)	23.34%		18.27%	11.04%	(27.15	%) (d)
Net assets at end of period (000’s)	$3,129		$2,840		$3,126	$2,979	$1
Ratios/supplementary data:
Ratio of total expenses to average net assets	3.09	% (e)	2.78%		2.74%	4.18%	3706.34	% (e)
Ratio of net expenses to average net assets (f)	1.22	% (e)	1.22	% (g)	1.22%	1.22%	1.22	% (e)
Ratio of net investment loss to average net assets (f)	(1.00	%) (e)	(1.00%)		(0.97%)	(0.87%)	(1.21	%) (e)
Portfolio turnover rate	29	% (d)	38%		57%	84%	169	% (h)

(a)	Represents the period from the commencement of operations (February 28, 2022) through May 31, 2022.

(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced fees and/ or reimbursed expenses (Note 4)

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

(g)	Includes 0.00%(i) of borrowing costs (Note 5).

(h)	Portfolio turnover rate for the period ended May 31, 2022 is calculated at the Fund level.

(i)	Rounds to less than 0.01%.

See accompanying notes to financial statements.

8

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)

1.	Organization

Evolutionary Tree Innovators Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek to achieve long-term growth of capital.

The Fund currently offers two classes of shares: I Class Shares (sold without any sales loads and distribution and/or service fees and requiring a $50,000 initial investment) and A Class Shares (sold subject to an initial maximum front-end sales load of 5.75% and a distribution (12b-1) fee of up to 0.25% of the average daily net assets attributable to A Class Shares, requiring a $ 1,000 initial investment and for purchases of $1,000,000 or more, a front end sales load is not charged but a 1% contingent deferred sales charge (“CDSC”) may be charged if redeemed during the first 18 months) (each a “Class”). Each share class represents an ownership interest in the same investment portfolio.

2.	Significant Accounting Policies

The Fund follows accounting and reporting guidance under Fund Accounting Standards Board (“FASB”) Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment reporting – Evolutionary Tree Capital Management, LLC, the Fund’s investment adviser, (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

New Accounting Pronouncement - In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

9

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than exchange-traded funds, if any, but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

10

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of November 30, 2025, by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$23,932,863	$—	$—	$23,932,863
Money Market Funds	390,756	—	—	390,756
Total	$24,323,619	$—	$—	$24,323,619

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended November 30, 2025.

Share valuation – The NAV per share of each class of shares of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of I Class Shares is equal to the NAV per share. The maximum offering price per share of A Class Shares of the Fund is equal to the NAV per shares plus a sales load equal to 5.75% as a percentage of offering price. A Class Shares purchases of $1,000,000 or more, a front end sales load is not charged, but a CDSC of 1% may be charged if shares are redeemed during the first 18 months of purchase.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of that Fund. Distribution fees, registration and filing fees and transfer agent fees are class specific expenses.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

11

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – The Fund distributes to shareholders any net investment income dividends and net realized capital gains on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid to shareholders by the Fund during the periods ended November 30, 2025 and May 31, 2025.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year amounts equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years, if any.

The following information is computed on a tax basis for each item as of May 31, 2025:

Cost of investments	$16,680,510
Gross unrealized appreciation	8,255,990
Gross unrealized depreciation	(652,799)
Net unrealized appreciation	7,603,191
Accumulated capital and other losses	(9,007,427)
Accumulated deficit	$(1,404,236)

Net qualified late year losses, incurred after December 31, 2024, and within the current taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended May 31, 2025, the Fund deferred $99,356 of qualified late year losses to June 1, 2025.

As of May 31, 2025, the Fund had short-term and long-term capital loss carryforwards (“CLCFs”) of $8,113,253 and $794,818, respectively, for federal income tax purposes. These CLCFs, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any.

12

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The federal tax cost and unrealized appreciation (depreciation) as of November 30, 2025 is as follows:

Tax cost of investments	$17,984,625
Gross unrealized appreciation	7,386,321
Gross unrealized depreciation	(1,047,327)
Net unrealized appreciation	$6,338,994

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended November 30, 2025, the Fund did not incur any interest or penalties.

3.	Investment Transactions

During the six months ended November 30, 2025, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $7,576,449 and $7,028,745, respectively.

4.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.80% of average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed contractually, until October 31, 2026, to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or

13

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not to exceed 0.97% of average daily net assets attributable to I Class Shares and 1.22% of average daily net assets attributable to A Class Shares. Accordingly, during the six months ended November 30, 2025, the Adviser did not collect any of its management fees in the amount of $100,599 and reimbursed other expenses in the amount of $26,833.

Under the terms of the ELA, management fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such date that fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to October 31, 2026, this agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated. As of November 30, 2025, the Adviser may seek repayment of management fee reductions no later than the dates as stated below:

May 31, 2026	$122,011
May 31, 2027	233,799
May 31, 2028	236,760
November 30, 2028	127,432
Total	$720,002

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter. As of November 30, 2025, the Distributor did not collect any fees related to CDSC fees on redemptions of A Class Shares.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

14

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits A Class Shares of the Fund to directly incur or reimburse the Fund’s principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund’s average daily net assets allocable to A Class Shares. The Fund has not adopted a plan of distribution with respect to the I Class Shares. During the six months ended November 30, 2025, the A Class Shares incurred $3,769 of distribution fees under the Plan.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meetings fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of November 30, 2025, the following shareholder owned of record more than 25% of the outstanding shares of the Fund:

NAME OF RECORD OWNERS	% Ownership
Chartles Schwab & Company (for the benefit of its customers)	92%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5.	Borrowing Costs

From time to time, the Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian. During the six months ended November 30, 2025, the Fund did not incur any borrowing costs.

6.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure

15

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7.	Non-Diversification Risk

The Fund is a non-diversified fund. As a result, the Fund’s holdings may be more concentrated in a limited number of securities and the value of its shares may be more sensitive than a diversified fund to any single economic, business, political, or regulatory occurrence.

8.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector. As of November 30, 2025, the Fund had 29.2% of the value of its net assets invested in stocks within the Technology sector.

9.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

16

EVOLUTIONARY TREE INNOVATORS FUND
ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Evolutionary Tree Innovators Fund’s (the “Fund”) Investment Advisory Agreement with Evolutionary Tree Capital Management, LLC (the “Adviser” or “Evolutionary Tree”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on July 21-22, 2025, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were (1) the nature, extent and quality of the services provided by the Adviser, (2) the investment performance of the Fund, (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Fund, (4) the financial condition of the Adviser, (5) the fall out benefits derived by the Adviser and its affiliates from its relationship with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Evolutionary Tree, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Evolutionary Tree, the Board took into account its familiarity with Evolutionary Tree’s management through Board meetings, discussions and reports during the preceding year. The Board also took into account Evolutionary Tree’s compliance policies and procedures based on discussion with Evolutionary Tree and the CCO. The quality of administrative and other services, including Evolutionary Tree’s role in coordinating the activities of the Fund’s other service providers, was also

17

EVOLUTIONARY TREE INNOVATORS FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)

considered. They also noted that Evolutionary Tree had no affiliated entities. The Board discussed the nature and extent of the services provided by Evolutionary Tree including, without limitation, Evolutionary Tree’s provision of a continuous investment program for the Fund. The Board considered the qualifications and experience of Evolutionary Tree’s portfolio management which were responsible for the day-to-day management of the Fund. The Board also considered Evolutionary Tree’s succession planning for the portfolio management of the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by Evolutionary Tree under the Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge Financial Solutions, Inc. (“Broadridge”). In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge and fees charged to Evolutionary Tree’s other client accounts. In reviewing the comparison in fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered Evolutionary Tree’s commitment to limit the Fund’s expenses under the expense limitation agreement until at least October 31, 2026. The Board noted that the 0.80% advisory fee for the Fund was higher than the median for the other funds in its Broadridge custom peer group. The Board further noted that the overall net expense ratio for the Fund was higher than the median expense ratio for the other funds in the Fund’s custom peer group. The Board took into consideration Evolutionary Tree’s assertion that the Fund was smaller than the other funds in the peer group in terms of assets under management, which impacted the Fund’s advisory fee and overall net expense ratio relative to those of its peers.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods ended April 30, 2025 and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund had outperformed the peer group median for the one-year period, ranking in the second quartile, but underperformed the peer group median for the 3-year and since inception periods, ranking in the third quartile and fourth quartile, respectively. The Board also considered Evolutionary Tree’s response in the 15(c) request for information and at the Meeting that the Fund should be distinguished from the Broadridge peer group funds because of its investment approach.

18

EVOLUTIONARY TREE INNOVATORS FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that Evolutionary Tree limited fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints, and considered Evolutionary Tree’s assertion that adding breakpoints was not necessary at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Evolutionary Tree and the direct and indirect benefits derived by Evolutionary Tree from the Fund. The information considered by the Board included operating profit margin information for the Fund as well as Evolutionary Tree’s business as a whole. The Board considered Evolutionary Tree’s commitment to contractually limit the Fund’s net operating expenses. The Board reviewed the profitability of Evolutionary Tree’s relationship with the Fund both before and after-tax expenses. They noted that the Fund was not profitable to Evolutionary Tree. The Board also considered whether Evolutionary Tree has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board discussed the direct and indirect benefits derived by Evolutionary Tree from its relationship with the Fund. The Board also noted that Evolutionary Tree derives benefits to its reputation and other benefits from its relationship with the Fund.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Evolutionary Tree demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Evolutionary Tree maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fees are reasonable in light of the services received by the Fund from Evolutionary Tree and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

19

WAVELENGTH

FUNDS

Semi-Annual Financial Statements and Additional Information

November 30, 2025 (Unaudited)

WAVELENGTH FUND

WAVELENGTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)
EXCHANGE-TRADED FUNDS — 86.6%	Shares	Value
Emerging Markets Debt — 17.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	34,400	$3,327,512
VanEck Emerging Markets High Yield Bond ETF (a)	242,418	4,802,300
VanEck J.P. Morgan EM Local Currency Bond ETF	250,241	6,406,170
Vanguard Emerging Markets Government Bond ETF	49,224	3,343,786
		17,879,768
Master Limited Partnerships — 0.3%
Global X MLP ETF (a)	6,678	327,823

Real Estate Investment Trusts (REITs) — 0.5%
Vanguard Real Estate ETF	5,687	519,451

U.S. Fixed Income — 68.3%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (a)	94,199	1,295,236
Invesco Senior Loan ETF (a)	510,701	10,683,865
iShares Broad USD High Yield Corporate Bond ETF	200,215	7,536,093
iShares National Muni Bond ETF (a)	35,096	3,770,363
iShares Preferred & Income Securities ETF (a)	87,968	2,722,610
iShares TIPS Bond ETF	57,611	6,409,800
State Street SPDR Bloomberg Convertible Securities ETF (a)	57,652	5,221,542
State Street SPDR Bloomberg Short-Term High Yield Bond ETF	411,963	10,488,578
Vanguard Mortgage-Backed Securities ETF (a)	245,768	11,627,284
Vanguard Short-Term Inflation-Protected Securities ETF	202,646	10,162,697
		69,918,068

Total Exchange-Traded Funds (Cost $86,281,510)		$88,645,110

WAVELENGTH FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 11.4%	Shares	Value
DWS Government Money Market Series - Institutional Class, 3.94% (b)	2,797,389	$2,797,389
Fidelity Institutional Money Market Government Portfolio - Class I, 3.84% (b)	3,338,105	3,338,105
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class, 3.85% (b)	2,876,881	2,876,881
Invesco Treasury Portfolio - Institutional Class, 3.85% (b)	2,717,899	2,717,899
Total Money Market Funds (Cost $11,730,274)		$11,730,274

COLLATERAL FOR SECURITIES LOANED — 32.1%
First American Government Obligations Fund - Class X, 3.92% (Cost $32,823,844) (b)(c)	32,823,844	$32,823,844

Investments at Value — 130.1% (Cost $130,835,628)		$133,199,228

Liabilities in Excess of Other Assets — (30.1%)		(30,821,807)

Net Assets — 100.0%		$102,377,421

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of November 30, 2025 was $32,040,833 (Note 6).

(b)	The rate shown is the 7-day effective yield as of November 30, 2025.

(c)	This security was purchased with cash collateral held from securities on loan (Note 6).

See accompanying notes to financial statements.

WAVELENGTH FUND
SCHEDULE OF FUTURES CONTRACTS
November 30, 2025 (Unaudited)
				Value/Unrealized
		Expiration	Notional	Appreciation
FUTURES CONTRACTS	Contracts	Date	Value	(Depreciation)
Commodities Futures
E-Mini Gold Future	10	1/28/2026	$2,127,450	$58,844

Index Futures
E-Mini Dow Jones Industrial Average Future	2	12/19/2025	477,430	13,770
E-Mini NASDAQ 100 Future	4	12/19/2025	2,038,560	37,651
E-Mini S&P 500 Future	7	12/19/2025	2,400,825	65,122
MSCI Emerging Markets Future	30	12/19/2025	2,066,400	1,773
Total Index Futures			6,983,215	118,316

Treasury Futures
10-Year U.S. Treasury Note Future	81	3/20/2026	9,180,844	(16,901)
2-Year U.S. Treasury Note Future	66	3/31/2026	13,784,719	(6,936)
5-Year U.S. Treasury Note Future	121	3/31/2026	13,281,641	(19,723)
U.S. Treasury Bond Future	39	3/20/2026	4,580,062	(15,037)
Total Treasury Futures			40,827,266	(58,597)

Total Futures Contracts			$49,937,931	$118,563

The average monthly notional value of futures contracts during the six months ended November 30, 2025 was $48,631,914.

See accompanying notes to financial statements.

WAVELENGTH FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2025 (Unaudited)
ASSETS
Investments in securities:
At cost	$130,835,628
At value* (Note 2)	$133,199,228
Margin deposits for futures contracts (Note 2)	2,283,152
Variation margin receivable (Notes 2 and 5)	60,569
Receivable for capital shares sold	687
Dividends and interest receivable	113,039
Other assets	29,170
Total assets	135,685,845

LIABILITIES
Distributions payable	86,235
Variation margin payable (Notes 2 and 5)	53,995
Payable for return of collateral received for securities on loan	32,823,844
Payable for capital shares redeemed	133,749
Payable for investment securities purchased	125,839
Payable to Adviser (Note 4)	58,411
Payable to administrator (Note 4)	13,097
Other accrued expenses	13,254
Total liabilities	33,308,424

CONTINGENCIES AND COMMITMENTS (NOTE 8)	—
NET ASSETS	$102,377,421

NET ASSETS CONSIST OF:
Paid-in capital	$118,666,043
Accumulated deficit	(16,288,622)
NET ASSETS	$102,377,421

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	10,072,159

Net asset value, offering price and redemption price per share (Note 2)	$10.16

* Includes value of securities on loan (Note 6)	$32,040,833

See accompanying notes to financial statements.

WAVELENGTH FUND
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2025 (Unaudited)
INVESTMENT INCOME
Dividends	$2,402,160
Securities lending income (Note 6)	53,310
Interest	3,505
Total investment income	2,458,975

EXPENSES
Management fees (Note 4)	454,136
Administration fees (Note 4)	54,347
Fund accounting fees (Note 4)	23,844
Registration and filing fees	21,258
Legal fees	12,827
Transfer agent fees (Note 4)	12,310
Networking fees	12,275
Trustees’ fees and expenses (Note 4)	11,058
Audit and tax services fees	9,845
Custody and bank service fees	7,753
Compliance fees (Note 4)	6,011
Shareholder reporting expense	5,199
Postage and supplies	2,819
Insurance expense	1,575
Other expenses	5,176
Total expenses	640,433
Less fee reductions by the Adviser (Note 4)	(148,424)
Less fee waivers by the administrator (Note 4)	(18,750)
Net expenses	473,259

NET INVESTMENT INCOME	1,985,716

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gains from:
Investments	69,905
Futures contracts (Note 5)	2,472,244
Net change in unrealized appreciation (depreciation) on:
Investments	2,147,515
Futures contracts (Note 5)	(51,967)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FUTURES CONTRACTS	4,637,697

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,623,413

See accompanying notes to financial statements.

WAVELENGTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended	Year
	November 30,	Ended
	2025	May 31,
	(Unaudited)	2025
FROM OPERATIONS
Net investment income	$1,985,716	$3,056,979
Net realized gains from:
Investments	69,905	111,297
Futures contracts (Note 5)	2,472,244	1,210,410
Net change in unrealized appreciation (depreciation) on:
Investments	2,147,515	550,943
Futures contracts (Note 5)	(51,967)	(50,967)
Net increase in net assets resulting from operations	6,623,413	4,878,662

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(2,462,808)	(3,069,681)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	41,157,628	29,718,815
Net asset value of shares issued in reinvestment of distributions to shareholders	1,858,174	2,254,265
Payments for shares redeemed	(15,112,152)	(32,281,645)
Net increase (decrease) in net assets from capital share transactions	27,903,650	(308,565)

TOTAL INCREASE IN NET ASSETS	32,064,255	1,500,416

NET ASSETS
Beginning of period	70,313,166	68,812,750
End of period	$102,377,421	$70,313,166

CAPITAL SHARE ACTIVITY
Shares sold	4,161,636	3,075,171
Shares issued in reinvestment of distributions to shareholders	185,869	234,000
Shares redeemed	(1,505,896)	(3,342,261)
Net increase (decrease) in shares outstanding	2,841,609	(33,090)
Shares outstanding at beginning of period	7,230,550	7,263,640
Shares outstanding at end of period	10,072,159	7,230,550

See accompanying notes to financial statements.

WAVELENGTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	November		Year		Year		Year		Year	Year
	30,		Ended		Ended		Ended		Ended	Ended
	2025		May 31,		May 31,		May 31,		May 31,	May 31,
	(Unaudited)		2025		2024		2023		2022	2021
Net asset value at beginning of period	$9.72		$9.47		$9.37		$9.98		$10.99	$10.35
Income (loss) from investment operations:
Net investment income (a)	0.19		0.42		0.45		0.41		0.19	0.11
Net realized and unrealized gains (losses) on investments and futures contracts	0.51		0.25		0.09		(0.63)		(0.88)	0.75
Total from investment operations	0.70		0.67		0.54		(0.22)		(0.69)	0.86
Less distributions from:
Net investment income	(0.26)		(0.42)		(0.44)		(0.39)		(0.16)	(0.10)
Net realized gains	—		—		—		—		(0.16)	(0.12)
Total distributions	(0.26)		(0.42)		(0.44)		(0.39)		(0.32)	(0.22)
Net asset value at end of period	$10.16		$9.72		$9.47		$9.37		$9.98	$10.99
Total return (b)	7.24	% (c)	7.15%		5.95%		(2.12	%) (d)	(6.53%)	8.39%
Net assets at end of period (000’s)	$102,377		$70,313		$68,813		$109,587		$159,985	$155,862
Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	1.34	% (f)	1.41%		1.37%		1.30%		1.22%	1.25%
Ratio of net expenses to average net assets (e)(g)	0.99	% (f)(h)	0.99	% (h)	0.99	%(h)	0.99	%(i)	0.99%	0.99%
Ratio of net investment income to average net assets (a)(e)(g)	4.15	% (f)(h)	4.26	% (h)	4.68	%(h)	3.88	%(i)	1.72%	1.02%
Portfolio turnover rate	14	% (c)	72%		49%		44%		18%	12%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser and/or administrator had not reduced fees and/or reimbursed expenses (Note 4).

(c)	Not annualized

(d)	During the year ended May 31, 2023, the Adviser voluntarily refunded to the Fund all management fees paid in the amount of $289,118 for changes concerning the corporate ownership structure of the Adviser for the period from May 14, 2021 until August 12, 2021, which otherwise would have reduced the total return by 0.21%.

(e)	The ratios of expenses and net investment income to average net as-sets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(f)	Annualized

(g)	Ratio was determined after management fee reductions and/or expense reimbursements and/or administrator waivers.

(h)	Ratio excludes the voluntary waiver from Ultimus in the amounts of $18,750 for the period ended November 30, 2025, $62,500 for the year ended May 31, 2025 and $75,000 for the year ended May 31, 2024. The net expenses and net investment income to average new assets would have remained the same without the waiver since the Adviser would have reduced additional management fees.

(i)	Ratio excludes the voluntary refund from the Adviser in the amount of $289,118, otherwise the net expenses and the net investment income to average net assets would have been 0.76% and 4.11%, respectively.

See accompanying notes to financial statements.

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)

1.	Organization

Wavelength Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund’s portfolio may at times consist of primarily other investment companies, making it a “fund of funds”.

The investment objective of the Fund is to seek total return.

2.	Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment reporting – Wavelength Capital Management, LLC, the Fund’s investment adviser, (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

New Accounting Pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management does not believe there will be any impact on the Fund’s financial statements.

Securities and futures valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of money market funds and other open-end investment companies, except for ETFs, are valued at their net asset value (“NAV”) as reported by such companies. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by the Adviser, as the Fund’s valuation designee, until the close of regular trading to determine if fair valuation is required.

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

When using a quoted price and when the market for the security is considered active, a security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value determined by the Adviser, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”) pursuant to the Rule 2a-5 under the Investment Company Act of 1940, as amended, (“the 1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and other financial instruments and the inputs used to value the investments and other financial instruments as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$88,645,110	$—	$—	$88,645,110
Money Market Funds	11,730,274	—	—	11,730,274
Collateral for Securities Loaned	32,823,844	—	—	32,823,844
Total	$133,199,228	$—	$—	$133,199,228
Other Financial Instruments
Futures Contracts	$118,563	$—	$—	$118,563
Total	$118,563	$—	$—	$118,563

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended November 30, 2025. Other Financial Instruments are future contracts which are valued at the unrealized appreciation (depreciation) as of November 30, 2025.

Cash account – The Fund’s cash is held in a bank account with balances which, at times, may exceed United States federally insured limits by the Federal Deposit Insurance Corporation (“FDIC”). Cash held with a broker, if any, is not FDIC insured. The Fund maintains these balances with a high-quality financial institution and may incur charges on cash overdrafts.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Effective July 31, 2025, the Fund distributes to shareholders any net investment income on a monthly basis and any net realized capital gains at least annually. Prior to July 31, 2025, the Fund distributed to shareholders any net investment income on a quarterly basis and any net realized capital gains at least annually. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended November 30, 2025 and May 31, 2025:

Periods	Ordinary	Tax-Exempt	Long-Term	Total
Ended	Income	Distributions	Capital Gains	Distributions
11/30/2025	$2,462,808	$—	$—	$2,462,808
5/31/2025	$2,999,925	$69,756	$—	$3,069,681

Futures contracts – The Fund uses futures contracts to gain exposure to or to hedge against changes in the value of equities, real estate, interest rates or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 2% to 10% of the

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation receivable/payable are reported on the Statement of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year amounts equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2025:

Tax cost of investments	$92,266,405
Gross unrealized appreciation	$443,037
Gross unrealized depreciation	(3,941,586)
Net unrealized depreciation	(3,498,549)
Undistributed ordinary income	529,538
Accumulated capital and other losses	(17,480,216)
Total accumulated deficit	$(20,449,227)

As of May 31, 2025, the Fund had short-term capital loss carryforwards and long-term capital loss carryforwards (“CLCF”) of $2,628,907 and $14,851,309, respectively, for federal income tax purposes. These CLCFs, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any.

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The federal tax cost, unrealized appreciation (depreciation) as of November 30, 2025 is as follows:

Tax cost of investments	$134,457,446
Gross unrealized appreciation	$1,642,710
Gross unrealized depreciation	(2,900,928)
Net unrealized depreciation	$(1,258,218)

The value of the federal income tax cost of investments may temporarily differ from the financial statement cost. This book/tax difference is due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily the tax deferral of losses on wash sales, the tax treatment of realized and unrealized gains and losses on futures contracts and adjustments to basis on publicly traded partnerships.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended November 30, 2025, the Fund did not incur any interest or penalties.

3.	Investment Transactions

During the six months ended November 30, 2025, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $34,858,974 and $11,222,137, respectively.

4.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Under the Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.

Pursuant to an Expense Limitation Agreement between the Fund and the Adviser (the “ELA”), the Adviser has agreed, until October 1, 2026, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the Fund’s average daily net assets.

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Accordingly, under the ELA, the Adviser, reduced its management fees in the amount of $148,424 during the six months ended November 30, 2025.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided that the recoupments do not cause total annual operating expenses of the Fund to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of November 30, 2025, the Adviser may seek recoupment of management fee reductions and expense reimbursements in the amount of $813,982 no later than the dates as stated below:

May 31, 2026	May 31, 2027	May 31, 2028	November 30, 2028	Total
$175,746	$247,607	$242,205	$148,424	$813,982

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities. During the six months ended November 30, 2025, Ultimus voluntarily waived fees in the amount of $18,750. These voluntary waivers are not subject to recoupment by Ultimus.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDERS OF FUND SHARES

As of November 30, 2025, the following shareholders owned of record 25% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Charles Schwab & Co., Inc. (for the benefit of its customers)	38%
National Financial Services, LLC (for the benefit of its customers)	35%

A shareholder owning of record or beneficially 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5.	Derivatives Transactions

The Fund’s positions in derivative instruments as of November 30, 2025 are recorded in the following location on the Statement of Assets and Liabilities:

Derivative Investment Type	Location
Futures contracts	Variation margin receivable (payable)

The following table sets forth the values of variation margin of the Fund as of November 30, 2025:

	Variation Margin
Type of Derivative and Risk	Receivable	(Payable)	Total
Asset Derivatives
Futures contracts
Commodity	$27,508	$—	$27,508
Index	33,061	—	33,061
Treasury	—	(53,995)	(53,995)
Total	$60,569	$(53,995)	$6,574

The Fund’s transactions in derivative instruments during the six months ended November 30, 2025 are recorded in the following locations on the Statement of Operations:

Derivative Investment Type	Location
Futures contracts	Net realized gains from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Fund’s net realized gains and net change in unrealized appreciation (depreciation) on derivative instruments recognized on the Statement of Operations during the six months ended November 30, 2025:

		Net Change
		in Unrealized
	Net	Appreciation
Type of Derivative and Risk	Realized Gains	(Depreciation)
Futures contracts
Commodity	$476,554	$99,975
Index.	1,369,370	(42,307)
Treasury	626,320	(109,635)
Total	$2,472,244	$(51,967)

In the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral securities and securities collateral on a counterparty basis.

As of November 30, 2025, the offsetting of financial assets and derivative assets is as follows:

Gross
	Gross	Amounts of
	Amounts of	Recognized
	Recognized	Liabilities		Net
	Assets not	not		Amounts
	Offset on	Offset on		Presented on
	Statement of	Statement of	Derivatives	Statement of
	Assets and	Assets and	Available for	Assets and	Collateral
Description	Liabilities	Liabilities	Offset	Liabilities	Pledged*	Net Amount
Variation margin receivable - futures contracts	$60,569	$—	$(53,995)	$6,574	$(6,574)	$—
Variation margin payable - futures contracts	—	(53,995)	53,995	—	—	—
Total subject to a master netting or similar arrangement	$60,569	$(53,995)	$—	$6,574	$(6,574)	$—

*	The amount is limited to the net amounts of financial assets and accordingly does not include excess collateral pledged.

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

6.	Securities Lending

Under the terms of the Securities Lending Agreement (the “SLA”) with U.S. Bank National Association (“U.S. Bank”), U.S. Bank is authorized to loan securities on behalf of the Fund to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in a short-term investment instrument as noted on the Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The SLA provides that after predetermined rebates to borrowers, the Fund retains a portion of its net securities lending income and pays U.S. Bank the remaining portion. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into an SLA with U.S. Bank that provides the Fund, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Fund. The Fund’s collateral was invested in a money market fund. As of November 30, 2025, the Fund had 32.1% of the value of its net assets invested in the money market fund. The annual report, along with the report of the independent public accounting firm is included in the money market fund’s N-CSR available at www.sec.gov. As of November 30, 2025, the fair value of securities on loan and the collateral held were $32,040,833 and $32,823,844, respectively.

7.	Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in shares of ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

its pro-rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of November 30, 2025, the Fund had 86.6% of the value of its net assets invested in ETFs.

8.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

On December 30, 2025, the Fund declared an ordinary income dividend of $0.0744 per share to the shareholders of record on December 29, 2025.

WAVELENGTH FUND
ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Wavelength Fund’s (the “Fund”) Investment Advisory Agreement with Wavelength Capital Management, LLC (the “Adviser” or “Wavelength”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on October 20-21, 2025, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, Wavelength provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were (1) the nature, extent and quality of the services provided by Wavelength, (2) the investment performance of the Fund, (3) the costs of the services provided and profits realized by Wavelength from Wavelength’s relationship with the Fund, (4) the financial condition of Wavelength, (5) the fall out benefits derived by Wavelength from its relationships with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of Wavelength’s services also took into consideration their knowledge gained through presentations and reports from Wavelength over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Wavelength, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Wavelength, the Board took into account its familiarity with Wavelength’s management through Board meetings, discussions and reports during the preceding year. The Board also took into account Wavelength’s compliance policies and procedures based on discussion with Wavelength and the Trust’s Chief Compliance Officer. The quality of administrative and other services, including Wavelength’s role in coordinating the activities of the Fund’s other service providers, was also considered. They also noted that Wavelength had no affiliated entities. The Board discussed the nature and extent of the

WAVELENGTH FUND
ADDITIONAL INFORMATION (Continued)

services provided by Wavelength including, without limitation, Wavelength’s provision of a continuous investment program for the Fund. The Board considered the qualifications and experience of Wavelength’s portfolio management which were responsible for the day-to-day management of the Fund. The Board also considered Wavelength’s succession planning for the portfolio management of the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by Wavelength under the Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge Financial Solutions, Inc. (“Broadridge”). The Board noted Wavelength’s assertion that there were no accounts Wavelength managed that were comparable to the Fund. In reviewing the comparison in fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered Wavelength’s commitment to limit the Fund’s expenses under the Wavelength expense limitation agreement until at least October 1, 2026. The Board noted that the 0.95% advisory fee for the Fund was higher than the median for the other funds in its Broadridge custom peer group. The Board further noted that the overall net expense ratio for the Fund of 0.99% was at the median for the other funds in the Fund’s custom peer group. The Board took into consideration Wavelength’s assertion that its systematic investment approach and process differentiated the Fund’s fee from those of its peers.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods ended July 31, 2025 and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund had outperformed the peer group median for the one- year period and was comparable to the peer group median for the three-year and five-year periods, ranking in the second quartile for all periods.

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that Wavelength limited fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints, and considered Wavelength’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

WAVELENGTH FUND
ADDITIONAL INFORMATION (Continued)

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Wavelength and the direct and indirect benefits derived by Wavelength from the Fund. The information considered by the Board included operating profit margin information for the Fund as well as Wavelength’s business as a whole. The Board considered Wavelength’s commitment to contractually limit the Fund’s net operating expenses. The Board reviewed the profitability of Wavelength’s relationship with the Fund both before and after-tax expenses. With respect to the Fund, the Board recognized that Wavelength should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk it assumes as investment adviser. Based upon its review, the Board concluded that Wavelength’s level of profitability, if any, from its relationship with the Fund was reasonable and not excessive. The Board also considered whether Wavelength has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board discussed the direct and indirect benefits derived by Wavelength from its relationship with the Fund. The Board also noted that Wavelength derives benefits to its reputation and other benefits from its relationship with the Fund.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Wavelength demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Wavelength maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fees are reasonable in light of the services received by the Fund from Wavelength and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Filed under Item 7 for Evolutionary Tree Innovators Fund and Wavelength Fund; not applicable for Adler Value Fund

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Not required

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	February 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	February 5, 2026

By (Signature and Title)*		/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	February 5, 2026

*	Print the name and title of each signing officer under his or her signature.